Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	12 Months Ended
Dec. 31, 2022
Revenue From Contracts With Customers [Abstract]
Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	Breakdown of contractual assets and liabilities, and capitalized costs
The movement of contractual assets and capitalized costs in 2022 and 2021 is as follows:

Millions of euros	Balance at 12/31/2021	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/2022
Long-term contractual assets (Note 12)	209	261	(12)	(100)	1	359
Contractual assets	210	261	(12)	(100)	1	360
Impairment losses	(1)	—	—	—	—	(1)
Short-term contractual assets (Note 14)	133	294	(337)	100	5	195
Contractual assets	141	295	(340)	100	6	202
Impairment losses	(8)	(1)	3	—	(1)	(7)
Total	342	555	(349)	—	6	554

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Balance at 12/31/2021
Long-term contractual assets (Note 12)	145	113	—	(49)	—	209
Contractual assets	146	113	—	(49)	—	210
Impairment losses	(1)	—	—	—	—	(1)
Short-term contractual assets (Note 14)	104	180	(198)	48	(1)	133
Contractual assets	113	182	(201)	48	(1)	141
Impairment losses	(9)	(2)	3	—	—	(8)
Total	249	293	(198)	(1)	(1)	342

Once the amounts recognized as contract assets become receivables, which normally occurs when they are invoiced, they are transferred to the "Trade receivables" heading. In this regard, the balance of the contract assets account basically represents amounts not yet due.
The movement of the deferred expenses in 2021 and 2020 is as follows:

Millions of euros	Balance at 12/31/2021	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2022
Non-current capitalized costs (Note 12)	555	820	(2)	(547)	19	9	854
Of obtaining a contract	371	671	—	(447)	6	9	610
Of fulfilling a contract	184	149	(2)	(100)	13	—	244
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	668	630	(987)	547	20	7	885
Of obtaining a contract	537	509	(801)	448	10	7	710
Of fulfilling a contract	131	121	(186)	99	10	—	175
Impairment losses	—	—	—	—	—	—	—
Total	1,223	1,450	(989)	—	39	16	1,739

Millions of euros	Balance at 12/31/2020	Additions	Disposals	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Non-current capitalized costs (Note 12)	331	631	—	(401)	(6)	—	555
Of obtaining a contract	212	496	—	(334)	(3)	—	371
Of fulfilling a contract	119	135	—	(67)	(3)	—	184
Impairment losses	—	—	—	—	—	—	—
Current capitalized costs (Note 14)	580	489	(799)	400	(2)	—	668
Of obtaining a contract	469	388	(653)	333	—	—	537
Of fulfilling a contract	111	101	(146)	67	(2)	—	131
Impairment losses	—	—	—	—	—	—	—
Total	911	1,120	(799)	(1)	(8)	—	1,223
In 2020, the Group revisited the allocation to profit or loss period of incremental costs of obtaining a contract with indefinite duration, to match it with the pattern of transfer of goods or services under the contract to which those costs relate. Pursuant to this analysis such costs are recognized as an asset and expensed on a systematic basis, considering the renewals estimated on the basis of the customer churn rate, except in situations in which there are costs on contract renewal that are commensurate with the costs paid on the initial contract.
The movement of contractual liabilities of contracts with customers in 2022 and 2021 is as follows:

Millions of euros	Balance at 12/31/2021	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2022
Long-term contractual liabilities (Note 21)	829	300	(2)	—	(242)	6	—	891
Short-term contractual liabilities (Note 22)	958	5,546	(984)	(4,756)	236	16	22	1,038
Total	1,787	5,846	(986)	(4,756)	(6)	22	22	1,929

Millions of euros	Balance at 12/31/2020	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and hyperinflation adjustments	Other movements	Balance at 12/31/2021
Long-term contractual liabilities (Note 21)	762	270	(4)	(11)	(206)	18	—	829
Short-term contractual liabilities (Note 22)	976	5,182	(725)	(4,694)	204	2	13	958
Total	1,738	5,452	(729)	(4,705)	(2)	20	13	1,787
The maturity schedule of contractual liabilities at December 31, 2022 is as follows:

Millions of euros	2023	2024	2025	Subsequent years	Total
Contractual liabilities, activation fees	23	9	2	1	35
Contractual liabilities, sales of prepay cards	524	—	—	—	524
Contractual liabilities, services	308	75	30	64	477
Contractual liabilities, sales of handsets	26	5	—	—	31
Contractual liabilities, sales of other equipments	3	—	—	20	23
Contractual liabilities, irrevocable rights to use	70	69	62	421	622
Other contractual liabilities	84	17	16	100	217
Maturity of performance obligations	1,038	175	110	606	1,929